BANK FINANCIAL ASSETS AND LIABILITIES - Maximum amount of credit risk on guarantees issued and commitments on loans (Details) - RUB (₽) ₽ in Millions	Dec. 31, 2021	Dec. 31, 2020
Credit risk exposure
Commitments on loans	₽ 37,537	₽ 23,195
Guarantees issued	16,155	23,757
Less provision	(752)	(586)
Total capital commitments	52,940	46,366
Stage 1
Credit risk exposure
Commitments on loans	36,759	21,410
Guarantees issued	13,798	21,426
Less provision	(687)	(340)
Total capital commitments	49,870	42,496
Stage 2
Credit risk exposure
Commitments on loans	745	1,729
Guarantees issued	2,257	2,084
Less provision	(15)	(33)
Total capital commitments	2,987	3,780
Stage 3
Credit risk exposure
Commitments on loans	33	56
Guarantees issued	100	247
Less provision	(50)	(213)
Total capital commitments	₽ 83	₽ 90